Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) - USD ($)		3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 17, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance		$ 48,856,323	$ 52,987,299	$ 29,151,056	$ 24,269,471	$ 52,987,299	$ 24,269,471		$ 24,269,471	$ 27,902,229
Share based compensation		411,470	271,941	237,685	368,093				$ 1,154,390	2,778,991
Shares issued for acquisition of oil and gas leases (in Shares)	100,000
Shares issued for acquisition of oil and gas leases				547,600
Shares issued for acquisition of oil and gas equipment (in Shares)	100,000
Shares issued for acquisition of oil and gas equipment				547,600
Shares issued under equity line of credit				2,682,800	4,341,532
Shares issued for conversion of note payables				2,764,187	1,786,241
Shares issued to settle accounts payable				49,308	45,050
Class B exchanged for Class A (in Shares)									3,170,912
Class B exchanged for Class A
Derivative liability conversion to common stock				1,365,447	397,188
Net loss		(692,584)	(5,772,595)	(2,955,849)	(2,056,519)	(6,465,179)	(5,012,368)	[1]	$ (7,494,617)	(9,826,283)
Balance		48,575,209	48,856,323	34,389,834	29,151,056	48,575,209	34,389,834		52,987,299	24,269,471
Additional Paid-In Capital
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance		88,759,257	87,118,006	40,834,437	30,512,043	87,118,006	30,512,043		30,512,043	15,517,896
Share based compensation		411,470	271,906	237,652	368,060				1,154,212	2,778,907
Shares issued for acquisition of oil and gas leases				547,500
Shares issued for acquisition of oil and gas equipment				547,500
Shares issued under equity line of credit				2,682,200	4,341,055
Shares issued for conversion of note payables				2,763,387	1,786,046
Shares issued to settle accounts payable				49,298	45,045
Class B exchanged for Class A					3,385,000
Derivative liability conversion to common stock				1,365,447	397,188
Net loss
Balance		89,170,727	88,759,257	49,027,421	40,834,437	89,170,727	49,027,421		87,118,006	30,512,043
Accumulated deficit
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance		(39,908,475)	(34,135,880)	(28,697,782)	(26,669,798)	(34,135,880)	(26,669,798)		(26,669,798)	(18,541,119)
Share based compensation
Shares issued for acquisition of oil and gas leases
Shares issued for acquisition of oil and gas equipment
Shares issued under equity line of credit
Shares issued for conversion of note payables
Shares issued to settle accounts payable
Class B exchanged for Class A
Derivative liability conversion to common stock
Net loss		(692,584)	(5,772,595)	(2,955,849)	(2,027,984)				(7,466,082)	(8,128,679)
Balance		(40,601,059)	(39,908,475)	(31,653,631)	(28,697,782)	(40,601,059)	(31,653,631)		(34,135,880)	(26,669,798)
Total Stockholders’ Equity Attributable to Eon Resources Inc.
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance		48,856,323	52,987,299	12,138,407	3,843,287	52,987,299	3,843,287		3,843,287	(3,022,559)
Share based compensation		411,470	271,941	237,685	368,093				1,154,390	2,778,991
Shares issued for acquisition of oil and gas leases				547,600
Shares issued for acquisition of oil and gas equipment				547,600
Shares issued under equity line of credit				2,682,800	4,341,532
Shares issued for conversion of note payables				2,764,187	1,786,241
Shares issued to settle accounts payable				49,308	45,050
Class B exchanged for Class A					3,385,000
Derivative liability conversion to common stock				1,365,447	397,188
Net loss		(692,584)	(5,772,595)	(2,955,849)	(2,027,984)				(7,466,082)	(8,128,679)
Balance		48,575,209	48,856,323	17,377,185	12,138,407	48,575,209	17,377,185		52,987,299	3,843,287
Noncontro4lling Interest
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance				17,012,649	20,426,184		20,426,184		20,426,184	30,924,788
Share based compensation
Shares issued for acquisition of oil and gas leases
Shares issued for acquisition of oil and gas equipment
Shares issued under equity line of credit
Shares issued for conversion of note payables
Shares issued to settle accounts payable
Class B exchanged for Class A					(3,385,000)
Derivative liability conversion to common stock
Net loss					(28,535)				(28,535)	(1,697,604)
Balance				17,012,649	17,012,649		17,012,649			20,426,184
Previously Reported [Member]
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance					27,719,471		27,719,471		27,719,471
Balance				38,036,857			38,036,857			27,719,471
Previously Reported [Member] | Additional Paid-In Capital
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance					31,312,003		31,312,003		31,312,003
Balance				48,064,746			48,064,746			31,312,003
Previously Reported [Member] | Accumulated deficit
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance					(28,199,028)		(28,199,028)		(28,199,028)
Balance				(31,251,738)			(31,251,738)			(28,199,028)
Previously Reported [Member] | Total Stockholders’ Equity Attributable to Eon Resources Inc.
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance					3,114,057		3,114,057		3,114,057
Balance				16,816,443			16,816,443			3,114,057
Previously Reported [Member] | Noncontro4lling Interest
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance					24,605,414		24,605,414		24,605,414
Balance				21,220,414			21,220,414			24,605,414
Previously Reported [Member]
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance			50,355,299	32,508,156	24,269,471	50,355,299	24,269,471		24,269,471
Share based compensation				237,685	368,093				1,154,390
Shares issued for acquisition of oil and gas leases				547,600
Shares issued for acquisition of oil and gas equipment				547,600
Shares issued under equity line of credit				2,682,800	4,341,532
Shares issued for conversion of note payables				2,764,187	1,786,241
Shares issued to settle accounts payable				49,308	45,050
Class B exchanged for Class A
Net loss				(1,300,479)	(1,752,231)				(10,126,617)
Balance				38,216,412	32,508,156		38,216,412		50,355,299	24,269,471
Previously Reported [Member] | Additional Paid-In Capital
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance			87,118,006	41,237,209	30,512,043	87,118,006	30,512,043		30,512,043
Share based compensation				237,652	368,060				1,154,212
Shares issued for acquisition of oil and gas leases				547,500
Shares issued for acquisition of oil and gas equipment				547,500
Shares issued under equity line of credit				2,682,200	4,341,055
Shares issued for conversion of note payables				2,763,387	1,786,046
Shares issued to settle accounts payable				49,298	45,045
Class B exchanged for Class A					3,385,000
Net loss
Balance					41,237,209				87,118,006	30,512,043
Previously Reported [Member] | Accumulated deficit
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance			(36,767,880)	(29,951,259)	(26,669,798)	(36,767,880)	(26,669,798)		(26,669,798)
Share based compensation
Shares issued for acquisition of oil and gas leases
Shares issued for acquisition of oil and gas equipment
Shares issued under equity line of credit
Shares issued for conversion of note payables
Shares issued to settle accounts payable
Class B exchanged for Class A
Net loss				(1,300,479)	(1,752,231)				(10,098,082)
Balance					(29,951,259)				(36,767,880)	(26,669,798)
Previously Reported [Member] | Total Stockholders’ Equity Attributable to Eon Resources Inc.
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance			50,355,299	11,287,742	3,843,287	50,355,299	3,843,287		3,843,287
Share based compensation				237,685	368,093				1,154,390
Shares issued for acquisition of oil and gas leases				547,600
Shares issued for acquisition of oil and gas equipment				547,600
Shares issued under equity line of credit				2,682,800	4,341,532
Shares issued for conversion of note payables				2,764,187	1,786,241
Shares issued to settle accounts payable				49,308	45,050
Class B exchanged for Class A					3,385,000
Net loss				(1,300,479)	(1,752,231)				(10,098,082)
Balance					11,287,742				50,355,299	3,843,287
Previously Reported [Member] | Noncontro4lling Interest
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance				21,220,414	20,426,184		20,426,184		20,426,184
Share based compensation
Shares issued for acquisition of oil and gas leases
Shares issued for acquisition of oil and gas equipment
Shares issued under equity line of credit
Shares issued for conversion of note payables
Shares issued to settle accounts payable
Class B exchanged for Class A					(3,385,000)
Net loss									(28,535)
Balance					21,220,414					20,426,184
Revision of Prior Period, Adjustment [Member]
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance			2,632,000	(3,357,100)	(3,450,000)	2,632,000	(3,450,000)		(3,450,000)
Derivative liability conversion to common stock				1,365,447	397,188
Net loss				(1,655,370)	(304,288)				2,632,000
Balance				(3,826,578)	(3,357,100)		(3,826,578)		2,632,000	(3,450,000)
Revision of Prior Period, Adjustment [Member] | Additional Paid-In Capital
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance				(402,772)	(799,960)		(799,960)		(799,960)
Derivative liability conversion to common stock				1,365,447	397,188
Net loss
Balance					(402,772)					(799,960)
Revision of Prior Period, Adjustment [Member] | Accumulated deficit
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance			2,632,000	1,253,477	1,529,230	2,632,000	1,529,230		1,529,230
Derivative liability conversion to common stock
Net loss				(1,655,370)	(275,753)				2,632,000
Balance					1,253,477				2,632,000	1,529,230
Revision of Prior Period, Adjustment [Member] | Total Stockholders’ Equity Attributable to Eon Resources Inc.
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance			2,632,000	850,665	729,230	2,632,000	729,230		729,230
Derivative liability conversion to common stock				1,365,447	397,188
Net loss				(1,655,370)	(275,753)				2,632,000
Balance					850,665				2,632,000	729,230
Revision of Prior Period, Adjustment [Member] | Noncontro4lling Interest
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance				(4,207,765)	(4,179,230)		(4,179,230)		(4,179,230)
Derivative liability conversion to common stock
Net loss					(28,535)
Balance					$ (4,207,765)					$ (4,179,230)
Revision of Prior Period, Adjustment [Member]
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance				(3,647,023)			(3,647,023)
Revision of Prior Period, Adjustment [Member] | Additional Paid-In Capital
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance				962,675			962,675
Revision of Prior Period, Adjustment [Member] | Accumulated deficit
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance				(401,893)			(401,893)
Revision of Prior Period, Adjustment [Member] | Total Stockholders’ Equity Attributable to Eon Resources Inc.
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance				560,742			560,742
Revision of Prior Period, Adjustment [Member] | Noncontro4lling Interest
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance				$ (4,207,765)			$ (4,207,765)
Class A
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Shares issued for acquisition of oil and gas leases (in Shares)									90,000
Shares issued for acquisition of oil and gas equipment (in Shares)									90,000
Class A | Common Stock
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)		55,424,861	51,740,701	17,518,226	9,923,205	51,740,701	9,923,205		9,923,205	4,835,131
Balance		$ 5,541	$ 5,173	$ 1,752	$ 992	$ 5,173	$ 992		$ 992	$ 484
Share based compensation (in Shares)			353,334	328,800	325,457				1,783,668	848,074
Share based compensation			$ 35	$ 33	$ 33				$ 178	$ 84
Shares issued for acquisition of oil and gas leases (in Shares)				1,000,000
Shares issued for acquisition of oil and gas leases				$ 100
Shares issued for acquisition of oil and gas equipment (in Shares)				1,000,000
Shares issued for acquisition of oil and gas equipment				$ 100
Shares issued under equity line of credit (in Shares)				6,000,000	4,770,000
Shares issued under equity line of credit				$ 600	$ 477
Shares issued for conversion of note payables (in Shares)				7,999,466	1,954,514
Shares issued for conversion of note payables				$ 800	$ 195
Shares issued to settle accounts payable (in Shares)				98,615	45,050
Shares issued to settle accounts payable				$ 10	$ 5
Class B exchanged for Class A (in Shares)					500,000
Class B exchanged for Class A					$ 50
Derivative liability conversion to common stock
Net loss
Balance (in Shares)		55,424,861	55,424,861	33,945,107	17,518,226	55,424,861	33,945,107		51,740,701	9,923,205
Balance		$ 5,541	$ 5,541	$ 3,395	$ 1,752	$ 5,541	$ 3,395		$ 5,173	$ 992
Class A | Previously Reported [Member] | Common Stock
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)					10,323,205		10,323,205		10,323,205
Balance					$ 1,032		$ 1,032		$ 1,032
Balance (in Shares)				34,345,107			34,345,107			10,323,205
Balance				$ 3,435			$ 3,435			$ 1,032
Class A | Previously Reported [Member] | Common Stock
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)			51,740,701	17,918,226	9,923,205	51,740,701	9,923,205		9,923,205
Balance			$ 5,173	$ 1,792	$ 992	$ 5,173	$ 992		$ 992
Share based compensation (in Shares)				328,800	325,457				1,783,668
Share based compensation				$ 33	$ 33				$ 178
Shares issued for acquisition of oil and gas leases (in Shares)				1,000,000
Shares issued for acquisition of oil and gas leases				$ 100
Shares issued for acquisition of oil and gas equipment (in Shares)				1,000,000
Shares issued for acquisition of oil and gas equipment				$ 100
Shares issued under equity line of credit (in Shares)				6,000,000	4,770,000
Shares issued under equity line of credit				$ 600	$ 477
Shares issued for conversion of note payables (in Shares)				7,999,466	1,954,514
Shares issued for conversion of note payables				$ 800	$ 195
Shares issued to settle accounts payable (in Shares)				98,615	45,050
Shares issued to settle accounts payable				$ 10	$ 5
Class B exchanged for Class A (in Shares)					500,000
Class B exchanged for Class A					$ 50
Net loss
Balance (in Shares)					17,918,226				51,740,701	9,923,205
Balance					$ 1,792				$ 5,173	$ 992
Class A | Revision of Prior Period, Adjustment [Member] | Common Stock
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)				(400,000)	(400,000)		(400,000)		(400,000)
Balance				$ (40)	$ (40)		$ (40)		$ (40)
Derivative liability conversion to common stock
Net loss
Balance (in Shares)					(400,000)					(400,000)
Balance					$ (40)					$ (40)
Class A | Revision of Prior Period, Adjustment [Member] | Common Stock
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)				(400,000)			(400,000)
Balance				$ (40)			$ (40)
Class B | Common Stock
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)					500,000		500,000		500,000	1,800,000
Balance					$ 50		$ 50		$ 50	$ 180
Share based compensation (in Shares)
Share based compensation
Shares issued for acquisition of oil and gas leases
Shares issued for acquisition of oil and gas equipment
Shares issued under equity line of credit (in Shares)
Shares issued under equity line of credit
Shares issued for conversion of note payables
Shares issued to settle accounts payable
Class B exchanged for Class A (in Shares)					(500,000)
Class B exchanged for Class A					$ (50)
Derivative liability conversion to common stock
Net loss
Balance (in Shares)										500,000
Balance										$ 50
Class B | Previously Reported [Member] | Common Stock
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)					500,000		500,000		500,000
Balance					$ 50		$ 50		$ 50
Balance (in Shares)										500,000
Balance										$ 50
Class B | Previously Reported [Member] | Common Stock
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)					500,000		500,000		500,000
Balance					$ 50		$ 50		$ 50
Share based compensation (in Shares)
Share based compensation
Shares issued for acquisition of oil and gas leases
Shares issued for acquisition of oil and gas equipment
Shares issued under equity line of credit
Shares issued for conversion of note payables
Shares issued to settle accounts payable
Class B exchanged for Class A (in Shares)					(500,000)
Class B exchanged for Class A					$ (50)
Net loss
Balance (in Shares)										500,000
Balance										$ 50
Class B | Revision of Prior Period, Adjustment [Member] | Common Stock
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance (in Shares)
Balance
Derivative liability conversion to common stock
Net loss
Balance (in Shares)
Balance
Class B | Revision of Prior Period, Adjustment [Member] | Common Stock
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements - Schedule of Stockholders’ Equity (Details) [Line Items]
Balance

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11